UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30

Date of reporting period: December 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY REAL RETURN

STRATEGY FUND

FORM N-Q

DECEMBER 31, 2004

SMITH BARNEY REAL RETURN STRATEGY FUND

Schedule of Investments (unaudited)	December 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 73.0%
ENERGY - 28.8%
Energy Equipment & Services - 1.3%
2,637	Halliburton Co.	$103,476
1,273	Schlumberger Ltd.	85,227

		188,703

Exchange Traded Fund - 0.8%
3,095	The Energy Select Sector SPDR Fund	112,039

Oil & Gas - 26.7%
60,767	BP Plc	591,415
5,365	ChevronTexaco Corp.	281,716
973	ConocoPhillips	84,486
2,194	EnCana Corp.	125,190
8,422	Eni S.p.A	210,004
15,245	Exxon Mobil Corp.	781,459
3,100	Kerr-McGee Corp.	179,149
35,500	Nippon Mining Holdings, Inc.	166,563
1,782	Norsk Hydro ASA	139,741
938	OAO Gazprom, Sponsored ADR	33,299
14,440	Origin Energy Ltd.	77,618
4,331	Petroleo Brasileiro S.A., Sponsored ADR	156,825
5,813	Royal Dutch Petroleum	333,255
11,462	Santos Ltd.	75,829
6,109	Statoil ASA	95,409
1,652	Total S.A.	359,375
2,605	Unocal Corp.	112,640
5,205	The Williams Cos., Inc.	84,789

		3,888,762

	TOTAL ENERGY	4,189,504

MATERIALS - 19.3%
Exchange Traded Fund - 0.9%
2,600	iShares Dow Jones U.S. Basic Materials Sector Index Fund	130,988

Metals & Mining - 18.4%
324	Aber Diamond Corp.	11,432
364	Acerinox. S.A.	5,819
463	Agnico-Eagle Mines Ltd.	6,358
2,413	Alcan Inc.	117,932
5,797	Alcoa Inc.	182,142
7,026	Alumina Ltd.	32,559
9,000	Anglo American Plc	212,429
3,194	Arcelor	73,374
3,620	Barrick Gold Corp.	87,258
23,420	BHP Billiton Ltd.	280,279
17,343	BHP Billiton Plc	202,848
5,526	BlueScope Steel Ltd.	35,567
1,098	Cameco Corp.	38,285

See Notes to Schedule of Investments.

SMITH BARNEY REAL RETURN STRATEGY FUND

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
Metals & Mining - 18.4% (continued)
24,304	Corus Group Plc (a)	$23,514
476	Dofasco Inc.	17,962
2,000	Dowa Mining Co., Ltd.	12,986
793	Falconbridge Ltd. (a)	20,499
1,068	Freeport-McMoRan Copper & Gold Inc., Class B Shares	40,830
592	Glamis Gold Ltd. (a)	10,117
1,475	Goldcorp Inc.	22,142
2,560	Iluka Resources Ltd.	12,562
1,340	Inco Ltd. (a)	49,007
3,000	JFE Holdings, Inc.	85,418
2,163	Kinross Gold Corp. (a)	15,192
17,000	Kobe Steel, Ltd.	25,981
367	Meridian Gold Inc. (a)	6,937
3,000	Mitsubishi Materials Corp.	6,279
5,000	Mitsui Mining & Smelting Co., Ltd.	21,999
2,177	Newcrest Mining Ltd.	29,637
3,022	Newmont Mining Corp.	134,207
3,000	Nippon Light Metal Company, Ltd.	7,564
37,000	Nippon Steel Corp.	90,402
5,000	Nisshin Steel Co., Ltd.	11,486
919	Noranda Inc.	16,087
1,052	Nucor Corp.	55,062
5,914	OneSteel Ltd.	11,857
992	Outokumpu Oyj	17,659
544	Phelps Dodge Corp.	53,812
2,603	Placer Dome Inc.	48,853
1,232	Rautaruukki Oyj	14,576
2,270	Rio Tinto Ltd.	69,279
6,644	Rio Tinto Plc	195,134
962	SSAB Svenskt Stal AB, Series A Shares	23,075
28,000	Sumitomo Metal Industries, Ltd.	37,886
3,000	Sumitomo Metal Mining Co., Ltd.	21,376
1,441	Teck Cominco Ltd., Class B Shares	44,221
2,411	ThyssenKrupp AG	52,873
200	Umicore	18,749
759	United States Steel Corp.	38,899
305	Viohalco, Hellenic Copper and Aluminum Industry S.A.	2,766
4,130	WMC Resources Ltd.	23,263

		2,676,430

	TOTAL MATERIALS	2,807,418

REAL ESTATE INVESTMENT TRUSTS (REITs) - 24.9%
Apartments - 4.1%
698	Amli Residential Properties Trust	22,336
1,047	Apartment Investment and Management Co., Class A Shares	40,351
2,382	Archstone-Smith Trust	91,231
175	Associated Estates Realty Corp.	1,788
873	AvalonBay Communities Inc.	65,737

See Notes to Schedule of Investments.

SMITH BARNEY REAL RETURN STRATEGY FUND

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
Apartments - 4.1% (continued)
873	BRE Properties Inc., Class A Shares	$35,191
873	Camden Property Trust	44,523
698	Cornerstone Realty Income Trust (a)	6,966
3,841	Equity Residential	138,967
350	Essex Property Trust, Inc.	29,330
698	Gables Residential Trust	24,981
698	Home Properties, Inc.	30,014
175	Mid-America Apartment Communities, Inc.	7,214
350	Post Properties, Inc.	12,215
350	Summit Properties Inc.	11,396
1,222	United Dominion Realty Trust, Inc.	30,306

		592,546

Diversified - 1.6%
651	Colonial Properties Trust	25,565
524	Cousins Properties Inc.	15,861
873	Crescent Real Estate Equities Co.	15,941
524	Investors Real Estate Trust	5,497
1,047	Lexington Corporate Properties Trust	23,641
350	One Liberty Properties, Inc.	7,252
350	Sizeler Property Investors, Inc.	4,123
1,572	Vornado Realty Trust	119,676
350	Washington Real Estate Investment Trust	11,854

		229,410

Exchange Traded Fund - 0.8%
1,000	iShares Dow Jones U.S. Real Estate Index Fund	123,200

Healthcare - 1.3%
1,572	Health Care Property Investors, Inc.	43,529
1,005	Health Care REIT, Inc.	38,341
350	Healthcare Realty Trust Inc.	14,245
350	National Health Realty, Inc.	7,004
524	Nationwide Health Properties, Inc.	12,445
1,397	Senior Housing Properties Trust	26,459
350	Universal Health Realty Income Trust	11,246
1,047	Ventas, Inc.	28,698
524	Windrose Medical Properties Trust	7,551

		189,518

Industrial - 1.7%
873	AMB Property Corp.	35,260
1,222	Catellus Development Corp.	37,393
524	CenterPoint Properties Trust	25,094
175	EastGroup Properties, Inc.	6,706
873	First Industrial Realty Trust, Inc.	35,557
873	Monmouth Real Estate Investment Corp., Class A Shares	7,517
2,269	ProLogis	98,316

		245,843

See Notes to Schedule of Investments.

SMITH BARNEY REAL RETURN STRATEGY FUND

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
Industrial/Office - Mixed - 0.9%
524	Bedford Property Investors, Inc.	$14,887
1,572	Duke Realty Corp.	53,668
1,222	Liberty Property Trust	52,790
524	Mission West Properties, Inc.	5,575
175	PS Business Parks Inc.	7,892

		134,812

Lodging/Resorts - 1.1%
350	Equity Inns, Inc.	4,109
524	FelCor Lodging Trust Inc. (a)	7,677
175	Highland Hospitality Corp.	1,967
1,047	Hospitality Properties Trust	48,162
4,542	Host Marriott Corp.	78,577
350	Innkeepers USA Trust	4,970
350	LaSalle Hotel Properties	11,140
698	Winston Hotels, Inc.	8,243

		164,845

Manufactured Homes - 0.2%
524	Affordable Residential Communities Inc.	7,519
524	American Land Lease, Inc.	11,811
175	Equity Lifestyle Properties, Inc.	6,256
524	United Mobile Homes, Inc.	8,248

		33,834

Office - 4.8%
175	Alexandria Real Estate Equities, Inc.	13,023
1,222	American Financial Realty Trust	19,772
698	Arden Realty Group, Inc.	26,329
1,397	Boston Properties, Inc.	90,344
1,222	Brandywine Realty Trust	35,915
524	CarrAmerica Realty Corp.	17,292
350	Corporate Office Properties Trust	10,272
698	CRT Properties, Inc.	16,654
5,938	Equity Office Properties Trust	172,915
698	Glenborough Realty Trust Inc.	14,853
524	Government Properties Trust, Inc.	5,167
175	Highwoods Properties, Inc.	4,848
3,318	HRPT Properties Trust	42,570
524	Kilroy Realty Corp.	22,401
1,047	Mack-Cali Realty Corp.	48,193
350	Maguire Properties, Inc.	9,611
175	Parkway Properties, Inc.	8,881
873	Prentiss Properties Trust	33,349
1,047	Reckson Associates Realty Corp.	34,352
524	SL Green Realty Corp.	31,728
1,746	Trizec Properties, Inc.	33,034

		691,503

See Notes to Schedule of Investments.

SMITH BARNEY REAL RETURN STRATEGY FUND

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
Regional Malls - 3.4%
403	CBL & Associates Properties, Inc.	$30,769
4,367	General Growth Properties, Inc.	157,911
350	Glimcher Realty Trust	9,698
698	The Macerich Co.	43,834
524	The Mills Corp.	33,410
698	Pennsylvania Real Estate Investment Trust	29,874
2,794	Simon Property Group, Inc.	180,688
524	Taubman Centers, Inc.	15,694

		501,878

Retail - Freestanding - 0.6%
1,047	Commercial Net Lease Realty, Inc.	21,568
524	Getty Realty Corp.	15,055
698	Realty Income Corp.	35,305
524	U.S. Restaurant Properties, Inc.	9,463

		81,391

Self Storage - 0.9%
1,921	Public Storage, Inc.	107,096
350	Shurgard Storage Centers, Inc., Class A Shares	15,404
350	Sovran Self Storage, Inc.	14,749

		137,249

Shopping Centers - 3.1%
175	Acadia Realty Trust	2,852
1,397	Developers Diversified Realty Corp.	61,985
1,222	Equity One, Inc.	28,998
1,047	Federal Realty Investment Trust	54,078
873	Heritage Property Investment Trust	28,015
1,572	Kimco Realty Corp.	91,160
524	Kramont Realty Trust	12,262
1,746	New Plan Excel Realty Trust, Inc.	47,282
698	Pan Pacific Retail Properties, Inc.	43,765
350	Ramco-Gershenson Properties Trust	11,288
350	Saul Centers, Inc.	13,388
175	Urstadt Biddle Properties Inc., Class A Shares	2,984
1,222	Weingarten Realty Investors	49,002

		447,059

Specialty - 0.4%
698	Capital Automotive REIT	24,796
350	Correctional Properties Trust	10,108
524	Entertainment Properties Trust	23,344

		58,248

	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs)	3,631,336

	TOTAL COMMON STOCK
	(Cost - $10,524,195)	10,628,258

See Notes to Schedule of Investments.

SMITH BARNEY REAL RETURN STRATEGY FUND

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	SECURITY	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 21.6%
$911,493	U.S. Treasury Inflationary Index Bonds, 2.375% due 1/15/05	$974,978
	U.S. Treasury Inflationary Index Notes:
1,164,040	3.875% due 1/15/09	1,305,044
826,536	2.000% due 1/15/14	855,723

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES
	(Cost - $ 3,117,697)	3,135,745

REPURCHASE AGREEMENTS - 7.9%
424,000	Goldman, Sachs & Co. dated 12/31/04, 2.240% due 1/3/05; Proceeds at maturity - $424,079; (Fully collateralized by U.S. Treasury Obligations, 0.000% to 13.875% due 2/15/05 to 4/15/32; Market value - $432,480)	424,000
723,000	State Street Bank & Trust Co. dated 12/31/04, 1.400% due 1/3/05; Proceeds at maturity - $723,085; (Fully collateralized by U.S. Treasury Notes and Bonds, 1.875% to 7.125% due 12/31/05 to 2/15/29; Market value - $747,962)	723,000

	TOTAL REPURCHASE AGREEMENTS
	(Cost - $1,147,000)	1,147,000

	TOTAL INVESTMENTS - 102.5%
	(Cost - $14,788,892*)	14,911,003
	Liabilities in Excess of Other Assets - (2.5)%	(358,936)

	TOTAL NET ASSETS - 100.0%	$14,552,067

(a)	Non-income producing security.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Real Return Strategy Fund (“Fund”), a separate series of Smith Barney Investment Funds Inc., a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP’’).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities traded in the over-the-counter market, securities for which no sales price was reported and U.S. government and agency obligations are valued at the mean between the closing bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty fail to meet the terms of such contracts.

(d) Investment Transactions. Investment transactions are recorded on the trade date.

(e) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rates at the date of valuation. Translation gains or

Notes to Schedule of Investments (unaudited)(continued)

losses resulting from changes in the exchange rates during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in securities, which is due to changes in the foreign exchange rates from that which is due to changes in market prices of the securities.

2. Investments

At December 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$244,811
Gross unrealized depreciation	(122,700)

Net unrealized appreciation	$122,111

At December 31, 2004, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Loss
To Buy:
British Pounds	36,990	$70,868	1/4/05	$(450)
British Pounds	8,401	16,095	1/4/05	(102)

				$(552)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Funds Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date:	February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date:	February 28, 2005

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak Chief Financial Officer

Date:	February 28, 2005